Revenues from Continuing Operations (Tables)	12 Months Ended
Dec. 31, 2021
Revenue [Abstract]
Summary of Revenues from Continuing Operations

	2021	2020	2019
Royalty revenues	$565	$572	$575
Rental revenue	78	152	170
	$643	$724	$745